SCHEDULE OF BLACK-SCHOLES MODEL MEASUREMENT OF OVER-ALLOTMENT OPTION (Details)	Oct. 24, 2025
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of over-allotment option	4.00
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of over-allotment option	0.12
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of over-allotment option	3.24
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of over-allotment option	10.00
Measurement Input Over Allotment Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of over-allotment option	0.0740